CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Previously reported Common Stock	Previously reported Additional Paid-in Capital	Previously reported Accumulated Deficit	Previously reported	Retrospective application of recapitalization Common Stock	Retrospective application of recapitalization Additional Paid-in Capital	Retrospective application of recapitalization	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at beginning of period at Dec. 31, 2020	$ 0	$ 4,285	$ (60,299)	$ (56,014)	$ 1	$ 75,683	$ 75,684	$ 1	$ 79,968	$ (60,299)	$ 19,670
Balance at beginning of period, shares at Dec. 31, 2020	9,773,097				(3,072,597)			6,700,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss								$ 0		(48,013)	(48,013)
Issuance of common stock upon exercise of stock options								$ 0	126		126
Issuance of common stock upon exercise of stock options, shares								45,054
Issuance of common stock warrants								$ 0	9,168		9,168
Stock-based compensation								0	2,538		2,538
Balance at end of period at Dec. 31, 2021		$ 16,117	$ (108,312)	(92,195)	$ 1	$ 75,683	75,684	$ 1	91,800	(108,312)	(16,511)
Balance at end of period, shares at Dec. 31, 2021	10,037,305				(3,291,751)			6,745,554
Balance at beginning of period at Dec. 31, 2020				$ 75,684			$ (75,684)
Balance at beginning of period, shares at Dec. 31, 2020				29,520,187			(29,520,187)
Balance at end of period at Dec. 31, 2021				$ 75,684			$ (75,684)
Balance at end of period, shares at Dec. 31, 2021				29,520,187			(29,520,187)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss										(144,851)	(144,851)
Issuance of common stock upon exercise of stock options									49		$ 49
Issuance of common stock upon exercise of stock options, shares								8,184			8,184
Conversion of convertible notes into common stock								$ 1	62,909		$ 62,910
Conversion of convertible notes into common stock (in shares)								6,003,020
Issuance of common stock upon net exercise of warrants (in shares)								3,679,148
Merger and PIPE financing								$ 1	4,318		$ 4,319
Merger and PIPE financing (In shares)								8,073,289			6,606,572
Shares issued to lender upon debt extinguishment									19,074		$ 19,074
Shares issued to lender upon debt extinguishment (in shares)								1,820,000
Issuance of common stock warrants									38,389		38,389
Stock-based compensation									10,598		10,598
Balance at end of period at Dec. 31, 2022								$ 3	$ 227,137	$ (253,163)	$ (26,023)
Balance at end of period, shares at Dec. 31, 2022								26,329,195